Retirement Plans - Information about Pension Plan (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Change in benefit obligation:
Beginning benefit obligation	$ 16,656	$ 15,570
Service cost	0
Interest cost	378	484	$ 479
Actuarial (gain)/loss	(921)	1,898
Benefits paid	(711)	(1,296)
Settlement payments	(18)
Ending benefit obligation	15,384	16,656	15,570
Change in plan assets, at fair value:
Beginning plan assets	15,257	15,183
Actual return	574	1,370
Employer contribution	0	0
Benefits paid	(711)	(1,296)
Ending plan assets	15,120	15,257	$ 15,183
Funded status at end of year	$ (264)	$ (1,399)